Loans - Schedule of Subsequently Defaulted TDRs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2015 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable
Threshold period for loans in default (in days)	30 days
Non-Covered TDRs | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	359	523	113
Pre-modification Outstanding Recorded Investment	$ 70,233	$ 223,640	$ 62,631
Post-modification Outstanding Recorded Investment	$ 70,459	$ 222,436	$ 57,041
Number of loans | SecurityLoan	163	124	62
Recorded investment	$ 28,734	$ 21,225	$ 35,793
Non-Covered TDRs | Commercial Loans | Commercial real estate - Construction | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	4	3	0
Pre-modification Outstanding Recorded Investment	$ 9,404	$ 3,024	$ 0
Post-modification Outstanding Recorded Investment	$ 9,628	$ 3,035	$ 0
Number of loans | SecurityLoan	2	1	0
Recorded investment	$ 3,572	$ 116	$ 0
Non-Covered TDRs | Commercial Loans | Commercial real estate - owner-occupied | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	11	20	6
Pre-modification Outstanding Recorded Investment	$ 5,779	$ 18,223	$ 15,403
Post-modification Outstanding Recorded Investment	$ 5,706	$ 18,239	$ 13,889
Number of loans | SecurityLoan	6	3	2
Recorded investment	$ 4,668	$ 3,473	$ 10,956
Non-Covered TDRs | Commercial Loans | Commercial real estate - non-owner-occupied | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	19	25	5
Pre-modification Outstanding Recorded Investment	$ 11,974	$ 16,644	$ 11,361
Post-modification Outstanding Recorded Investment	$ 13,738	$ 10,093	$ 11,361
Number of loans | SecurityLoan	13	6	4
Recorded investment	$ 8,060	$ 201	$ 11,119
Non-Covered TDRs | Commercial Loans | Commercial and industrial | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	57	79	28
Pre-modification Outstanding Recorded Investment	$ 21,651	$ 163,265	$ 31,030
Post-modification Outstanding Recorded Investment	$ 20,883	$ 169,893	$ 27,598
Number of loans | SecurityLoan	32	22	21
Recorded investment	$ 6,550	$ 14,707	$ 12,090
Non-Covered TDRs | Residential Mortgage | Residential mortgage | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	24	43	1
Pre-modification Outstanding Recorded Investment	$ 1,897	$ 5,141	$ 70
Post-modification Outstanding Recorded Investment	$ 1,771	$ 4,946	$ 68
Number of loans | SecurityLoan	16	8	0
Recorded investment	$ 1,218	$ 405	$ 0
Non-Covered TDRs | Consumer and Other Loans | Consumer - Home equity | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	123	158	50
Pre-modification Outstanding Recorded Investment	$ 16,346	$ 13,273	$ 4,440
Post-modification Outstanding Recorded Investment	$ 15,862	$ 12,568	$ 3,865
Number of loans | SecurityLoan	32	25	20
Recorded investment	$ 3,285	$ 1,379	$ 1,547
Non-Covered TDRs | Consumer and Other Loans | Consumer - Indirect Automobile | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	43	79	6
Pre-modification Outstanding Recorded Investment	$ 511	$ 983	$ 79
Post-modification Outstanding Recorded Investment	$ 371	$ 792	$ 79
Number of loans | SecurityLoan	33	37	6
Recorded investment	$ 323	$ 338	$ 79
Non-Covered TDRs | Consumer and Other Loans | Consumer - Other | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	78	116	17
Pre-modification Outstanding Recorded Investment	$ 2,671	$ 3,087	$ 248
Post-modification Outstanding Recorded Investment	$ 2,500	$ 2,870	$ 181
Number of loans | SecurityLoan	29	22	9
Recorded investment	$ 1,058	$ 606	$ 2